UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05554
Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2009
Date of reporting period: March 31, 2009
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Tax-Free Daily Income Trust
Portfolio of Investments March 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE (a)	DATE (b)	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (89.9%)
$2,435	ABAG Finance Authority for Nonprofit Corporations, Eskaton Village-Roseville Ser 2006	0.44%	04/07/2009	$2,435,000
4,375	Austin Trust, Metropolitan Water District of Southern California Waterworks Ser 2007 A Custody Receipts Ser 2008-1087	0.44	04/07/2009	4,375,000
8,000	Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2001 Ser B	0.20	04/07/2009	8,000,000
4,000	California Department of Water Resources, Power Supply Ser 2008 I Subser I-2	0.25	04/01/2009	4,000,000
4,150	California Department of Water Resources, Power Supply Ser B Subser B-2	0.20	04/01/2009	4,150,000
2,000	California Educational Facilities Authority, Carnegie Institution of Washington Ser 2006 A	0.30	04/07/2009	2,000,000
6,625	California Health Facilities Financing Authority, Catholic Healthcare West Ser 2008 A	0.30	04/07/2009	6,625,000
2,265	California Health Facilities Financing Authority, Scripps Health Ser 2008 F	0.21	04/07/2009	2,265,000
6,200	California Infrastructure & Economic Development Bank, Los Angeles SPCA Ser 2002 A	0.35	04/07/2009	6,200,000
1,045	California Statewide Communities Development Authority, Chabad of CA, Series 2004	0.29	04/07/2009	1,045,000
3,000	California Statewide Communities Development Authority, John Muir Health Ser 2008 A	0.23	04/01/2009	3,000,000
1,300	California Statewide Communities Development Authority, Kaiser Permanente Ser 2004 L	1.10	04/07/2009	1,300,000
1,500	California Statewide Communities Development Authority, Kaiser Permanente Ser 2008 C	1.95	05/28/2009	1,500,000
2,700	California Statewide Communities Development Authority, Kaiser Permanente, Series 2004 J	0.25	04/07/2009	2,700,000
2,480	California Statewide Communities Development Authority, Rady Childrens Hospital Ser 2008 B	0.20	04/01/2009	2,480,000
4,100	California Statewide Communities Development Authority, University of San Diego Ser 2005	0.25	04/07/2009	4,100,000
1,035	California Statewide Communities Development Corporation, Kaiser Permanente Ser 2002 B	0.25	04/07/2009	1,035,000
4,005	California, Ser 2005B Subser B-2	0.15	04/07/2009	4,005,000
4,570	Castaic Lake Water Agency, Ser 1994 A COPs	0.24	04/07/2009	4,570,000
2,750	East Bay Municipal Utility District, Wastewater Sub Ser 2008 A	0.22	04/07/2009	2,750,000
5,000	East Bay Municipal Utility District,Water System Sub Refg Ser 2008 B-3	0.20	04/07/2009	5,000,000
7,800	East Bay Municipal Utility District, Water System Sub Ser 2007	0.83	04/07/2009	7,800,000
4,700	Eastern Municipal Water District, Water & Sewer Ser 2008 A COPs (FSA Insd)	0.22	04/07/2009	4,700,000
2,000	Irvine Assessment District No 04-20, Improvement Bond Act 1915 Ser 2005 A	0.30	04/01/2009	2,000,000
3,087	Irvine Assessment District No. 87-8, Improvement Bond Act 1915	0.30	04/01/2009	3,087,000
6,000	Irvine Ranch Water District, Capital Improvement Ser 1986 COPs	0.28	04/01/2009	6,000,000
3,085	Los Angeles Department of Water & Power, Power System 2002 Ser A-1	0.27	04/07/2009	3,085,000
5,000	Los Angeles Department of Water & Power, Power System 2002 Ser A Subser A-6	0.30	04/07/2009	5,000,000
3,675	Metropolitan Water District of Southern California, Water 2000 Ser B-2	0.20	04/07/2009	3,675,000
1,900	Modesto, Multifamily Housing Shadowbrook Apartments Ser 2001 A	0.37	04/07/2009	1,900,000
5,000	Mountain View, Villa Mariposa Multifamily 1985 Ser A	0.37	04/07/2009	5,000,000
2,600	Newport Beach, Hoag Memorial Hospital Presbyterian Ser 2008 F	0.30	04/07/2009	2,600,000
1,500	Orange County Water District, Ser 2008 A COPs	0.30	04/07/2009	1,500,000
2,000	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	0.40	04/07/2009	2,000,000
1,100	San Bernardino County, 1996 County Center Refinancing COPs	0.22	04/07/2009	1,100,000
2,300	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser A	0.25	04/07/2009	2,300,000
5,500	San Diego County Regional Transportation Commission, Sales Tax 2008 Ser B	0.20	04/07/2009	5,500,000
1,100	Southern California Public Power Authority, Mead Phoenix Ser 2008 A	0.25	04/01/2009	1,100,000
400	Turlock Irrigation District, 2001 Ser A COPs	0.25	04/01/2009	400,000
3,800	Tustin, Improvement Bond Act 1915 Reassessment District No 95-2-A Ser 1996	0.30	04/01/2009	3,800,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Amortized Cost $136,082,000)			136,082,000

	California Tax-Exempt Short-Term Municipal Notes (7.9%)
3,000	California School Cash Reserve Program Authority, 2008-2009 Ser A COPs TRANs	3.00	07/06/2009	3,010,516
4,000	Fresno County, CA, Ser 2008 TRANs	3.00	06/30/2009	4,013,292
5,000	Los Angeles County, CA, 2008-2009 Ser A TRANs	3.00	06/30/2009	5,017,234

	California Tax-Exempt Short-Term Municipal Notes (Cost $12,041,042)			12,041,042

	California Tax-Exempt Commercial Paper (2.0%)
3,000	Los Angeles Department of Water & Power, CA, Power System (Cost $3,000,000)	0.40	04/06/2009	3,000,000

	TOTAL INVESTMENTS (Cost $151,123,042) (c)		99.8%	151,123,042
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.2	291,800

	NET ASSETS		100.0%	151,414,842

COPs	Certificates of Participation.

TRANS	Tax and Revenue Anticipation Notes.

(a)	Rate shown is the rate in effect at March 31, 2009.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.
Bond Insurance:
FSA Financial Security Assurance Inc.

MS California Tax-Free Daily Income Trust
Notes to the Portfolio of Investments
FAS 157
3/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at March 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$151,123,042	—	$151,123,042	—

Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley California Tax-Free Daily Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2009

3